Related parties (Details 1) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Total due to related parties - current	$ 615,910	$ 249,545
Dream Legal Group, Inc. [Member]
Total due to related parties - current	29,800	0
Dream Go Inc. [Member]
Total due to related parties - current	312,483	117,379
Yi Liu [Member]
Total due to related parties - current	161	0
Yi Liu [Member] | March 17, 2026 [Member]
Total due to related parties - current	100,000	0
Luo Hui [Member]
Total due to related parties - current	3,466	2,166
Luo Hui [Member] | August 15, 2025 [Member]
Total due to related parties - current	130,000	130,000
Luo Hui [Member] | March 31, 2026 [Member]
Total due to related parties - current	$ 40,000	$ 0